DISCONTINUED OPERATIONS (Details 1) - Discontinued Operations [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash		$ 7,262
Accounts receivable		4,320,498
Other current assets		1,084
Prepayments, net		1,748,710
Property, plant and equipment, net		17,636
Intangible assets, net		3,282,548
Total assets related to discontinued operations		9,377,738
Accounts payable		560,539
Short term loans - banks		788,119
Other payables and accrued expenses		2,432,995
Other payables - related party		142,300
Customer deposits		880,350
Tax payables		1,896,165
Total liabilities related to discontinued operations		$ 6,700,468